Investments in Joint Ventures and Associates - Summary of Financial Statements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	£ 395	£ 1,245
Joint ventures	3	2
Total	398	1,247
Associates	77	98
Joint ventures	1	(1)
Total	£ 78	£ 97	£ 68